Inventories - Summary of Detailed Information of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Oil, gas and chemicals	$ 19,516	$ 22,962
Materials	1,601	2,261
Total	$ 21,117	$ 25,223